Annual Total Returns - Voya Strategic Income Opportunities Fund (Class A C I P R R6 T and W Shares) [BarChart] - Class A C I P R R6 T and W Shares - Voya Strategic Income Opportunities Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013	0.34%
2014	3.98%
2015	2.31%
2016	5.07%
2017	5.40%
2018	1.25%
2019	8.09%
2020	1.28%